Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accrued Expenses and Other Current Liabilities
Clinical trials	$ 1,492	$ 4,742
General and administrative	101	314
Research and development	272	312
Employee compensation	66	3
Accrued expenses and other current liabilities	$ 1,931	$ 5,371